                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
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                             MFS SERIES TRUST VIII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) STRATEGIC INCOME FUND

7/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted)

M F S(R)
INVESTMENT MANAGEMENT

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                        SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------------------------------
BONDS - 95.0%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                              $    540,000      $      534,600
----------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                                             765,000             757,350
----------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8%, 2011                                                       505,000             469,650
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,761,600
----------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                    $    636,196      $      623,472
----------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                            $    435,000      $      463,275
----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 7.9%
----------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 (z)                                                          $  1,200,000      $    1,023,937
----------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                            900,000             728,578
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 7.866%, 2026                                                  1,485,000           1,569,436
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.356%, 2029 (z)                                                790,000             838,826
----------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                            674,286             674,284
----------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                  1,134,942           1,112,243
----------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)                                     3,640,000           3,704,695
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                          64,470              64,116
----------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040                                                                             400,000             362,440
----------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031                                     1,050,000           1,116,409
----------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                                   550,000             552,764
----------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                        700,000             625,215
----------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.109%, 2023 (i)(n)                                            5,222,306             504,527
----------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.776%, 2025 (i)(z)                                            3,808,816             494,765
----------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.497%, 2028 (i)                            40,785,028             549,187
----------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                              600,000             633,524
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)                                1,758,000           1,755,520
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043                         1,789,097           1,721,802
----------------------------------------------------------------------------------------------------------------------------
KKR Financial CLO Ltd., "C", FRN, 6.82%, 2021 (n)                                                523,730             513,255
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.41%, 2014 (i)(n)                                       10,951,115             576,645
----------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.312%, 2013 (z)                             875,000             915,804
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., FRN, 7.084%, 2012 (z)                              1,800,000           1,910,392
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.315%, 2044                                     1,309,000           1,261,783
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   23,210,147
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.9%
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                 $    295,000      $      227,150
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010                                                             1,885,000           1,903,586
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                  424,000             381,552
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                  475,000             437,770
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., FRN, 8.11%, 2012                                                          315,000             300,775
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             1,212,000             996,870
----------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                             398,000             407,950
----------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                                              290,000             288,404
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7%, 2014 (n)                                                               610,000             570,350
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7.25%, 2017 (n)                                                             60,000              54,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,568,407
----------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $  1,040,000      $    1,014,000
----------------------------------------------------------------------------------------------------------------------------
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                           310,000             300,700
----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2014                                                 1,025,000             803,937
----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                  589,000             719,528
----------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                            1,100,000           1,149,500
----------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., FRN, 8.871%, 2015                                                          60,000              60,300
----------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                               500,000             501,250
----------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                  900,000             909,000
----------------------------------------------------------------------------------------------------------------------------
LBI Media, Inc., 8.5%, 2017 (z)                                                                  300,000             291,000
----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                                  520,000             474,608
----------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.4%, 2035                                                                   890,000             835,876
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                               870,000             791,700
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,851,399
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                  $    740,000      $      726,778
----------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.4%
----------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                  $    735,000      $      739,921
----------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                     110,000             108,350
----------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049(n)                                             258,000             242,946
----------------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.15%, 2011                                                                      1,320,000           1,340,603
----------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014 FRN                                            232,000             141,520
----------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                560,000             481,600
----------------------------------------------------------------------------------------------------------------------------
Owens Corning, Inc., 6.5%, 2016                                                                  720,000             719,642
----------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 9%, 2012                                                               290,000             231,275
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,005,857
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                      $    380,000      $      397,100
----------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                         845,000             845,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,242,100
----------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.5%
----------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                               $    752,000      $      752,000
----------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                                440,000             447,700
----------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                    650,000             643,500
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012                                                                1,065,000             966,487
----------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                   659,000             635,120
----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                             841,000             967,389
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,412,196
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
----------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                                $    405,000      $      407,025
----------------------------------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875%, 2013                                                                      355,000             376,300
----------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                           570,000             540,075
----------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (n)                                                                     715,000             718,575
----------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                          275,000             270,875
----------------------------------------------------------------------------------------------------------------------------
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014                                             450,000             391,500
----------------------------------------------------------------------------------------------------------------------------
Yara International A.S.A., 5.25%, 2014 (n)                                                     1,300,000           1,229,653
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,934,003
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.125%, 2010                                                                  $  1,110,000      $    1,070,096
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                   $    340,000      $      320,450
----------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                             1,025,000           1,014,744
----------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.5%, 2017                                                                         425,000             382,500
----------------------------------------------------------------------------------------------------------------------------
Kar Holdings, Inc., 10%, 2015 (n)                                                                570,000             501,600
----------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 10.5%, 2014 (n)                                                                   190,000             175,750
----------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 12.375%, 2015 (n)                                                                 615,000             492,000
----------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 6.75%, 2015 (n)                                                     135,000             124,200
----------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017                                                            435,000             395,850
----------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.625%, 2018                                                        740,000             704,850
----------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013                                                                605,000             598,950
----------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011                                                                  1,800,000           1,772,834
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,483,728
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.6%
----------------------------------------------------------------------------------------------------------------------------
Crown Americas LLC, 7.75%, 2015                                                             $    610,000      $      600,850
----------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                                            310,000             291,400
----------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 6.75%, 2017                                                                       1,790,000           1,704,975
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                               343,000             347,288
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              1,615,000           1,623,075
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,567,588
----------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.9%
----------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                  $  1,297,000      $    1,248,362
----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                                         1,575,000           1,460,813
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,709,175
----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                                                   $    160,000      $      175,200
----------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.25%, 2014                                                      170,000             153,000
----------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                                               1,235,000           1,086,800
----------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                           225,000             208,125
----------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 9.5%, 2015                                                              55,000              46,853
----------------------------------------------------------------------------------------------------------------------------
Spansion LLC, 11.25%, 2016 (n)                                                                   355,000             333,700
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,003,678
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.5%
----------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                                       $    153,000      $      155,295
----------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                      800,000             765,040
----------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.25%, 2017 (n)                                                          888,000             823,620
----------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 6.212%, 2016                                                                      3,118,000           2,969,271
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                               1,366,000           1,625,278
----------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                      890,000             886,627
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,225,131
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 3.5%
----------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                     $    222,000      $      240,759
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                  630,420             559,305
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.475%, 2012                                                       1,953,000           1,779,574
----------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.16%, 2015                                                         1,146,000           1,203,300
----------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035                                                             472,000             523,920
----------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.625%, 2037                                                              796,000             724,538
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                               1,136,000           1,471,120
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                   372,000             368,280
----------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                            272,000             316,880
----------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 5.875%, 2022                                                           917,000             874,589
----------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                  184,000             165,784
----------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.75%, 2034                                                             1,795,000           1,884,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   10,112,799
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.9%
----------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                       $    760,000      $      746,857
----------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                         450,000             409,500
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                            615,000             577,331
----------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co., 7.125%, 2017                                                                 360,000             340,200
----------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.25%, 2019 (n)                                                                290,000             270,425
----------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                             195,000             182,325
----------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 9%, 2016 (n)                                                                520,000             517,400
----------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 8%, 2017                                                                   325,000             305,500
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                           365,000             348,575
----------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.4%, 2037                                                                        1,100,000           1,062,191
----------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017                                                    555,000             495,338
----------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                        500,000             463,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,719,392
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                                       $    264,000      $      261,732
----------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                              878,000             881,293
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,143,025
----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.4%
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8%, 2014                                                           $    115,000      $      104,937
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                               345,000             356,212
----------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.5%, 2036                                                                    110,000             104,404
----------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                   653,000             729,379
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,294,932
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 6.3%, 2017 (z)                                               $  1,050,000      $      930,118
----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                        80,000              68,848
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                       1,130,000           1,062,544
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                   1,179,000           1,139,574
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                    231,000             214,807
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                   1,436,000           1,290,629
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                        295,000             277,029
----------------------------------------------------------------------------------------------------------------------------
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                                    1,400,000           1,382,975
----------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                        1,580,000           1,571,982
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,938,506
----------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.1%
----------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                               $    310,000      $      292,175
----------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 6.75%, 2015                                                                     360,000             325,800
----------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                    495,000             480,150
----------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                             1,370,000           1,360,068
----------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.85%, 2016                                                                   660,000             669,631
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,127,824
----------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2017                                                             $    680,000      $      650,904
----------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                        $    120,000      $      120,000
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                         1,145,000           1,150,725
----------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                             304,000             292,600
----------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                             EUR     530,000             692,920
----------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                          $     72,000              75,240
----------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products, 7.75%, 2013                                                      510,000             425,850
----------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (n)                                                                 690,000             689,007
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,446,342
----------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                      $    305,000      $      263,063
----------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                     250,000             240,000
----------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                      1,245,000             883,950
----------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011                                                            250,000             235,000
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                 1,840,000           1,863,000
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013                                                                    365,000             336,713
----------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012                                                              750,000             710,625
----------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                840,000             711,900
----------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (n)                                                                 730,000             613,200
----------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016                                                                380,000             359,963
----------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                 560,000             519,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,736,814
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                  $    730,000      $      686,200
----------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                585,000             602,550
----------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                      618,000             632,230
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,920,980
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5% to 2014, FRN to 2049                                                    EUR     947,000      $    1,281,615
----------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                             $    930,000             856,677
----------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                    2,160,000           2,077,151
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,215,443
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - HEALTH - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Centene Corp., 7.25%, 2014                                                                  $    270,000      $      256,500
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.2%
----------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                     $  1,555,000      $    1,520,921
----------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 6.375% to 2017, FRN to 2037                                                         630,000             606,658
----------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                                              315,000             299,250
----------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                   1,080,000           1,011,380
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,438,209
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 4.2%
----------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                                         CAD     266,000      $      248,630
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.75%, 2010                                                   JPY 125,000,000           1,070,040
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                                    JPY 184,000,000           1,550,706
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.05%, 2023                                                   JPY 262,000,000           1,869,097
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 2.3%, 2026                                                    JPY  80,000,000             677,002
----------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                               JPY 182,000,000           1,550,461
----------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                  JPY 340,000,000           2,906,697
----------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 1.35%, 2014                                                            JPY 295,000,000           2,448,049
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  12,320,682
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 8.1%
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                 EUR   1,278,000           1,792,255
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                 EUR     520,000             685,562
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                 EUR     795,000           1,350,072
----------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                         CAD     530,000             505,205
----------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                         CAD     450,000             420,952
----------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.75%, 2033                                                        CAD     157,000             175,886
----------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                             DKK   2,740,000             490,304
----------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                      EUR   3,682,000           4,980,469
----------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2014                                                      EUR     288,000             379,562
----------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                            EUR   1,939,000           2,750,770
----------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                         EUR   1,393,000           1,938,731
----------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                          EUR     412,000             573,504
----------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2016                                                             EUR     669,000             954,694
----------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                             EUR     356,000             574,539
----------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2035                                                          EUR   1,488,000           2,099,774
----------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                          EUR   1,450,000           2,006,092
----------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                        GBP     198,000             475,404
----------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2021                                                        GBP     217,000             567,123
----------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 4.25%, 2036                                                     GBP     547,000           1,052,657
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   23,773,555
----------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017 (z)                                                              $  1,470,000      $    1,427,386
----------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                             510,000             498,525
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,925,911
----------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 2.2%
----------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                           $  1,840,000      $    1,748,642
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                      962,000             900,331
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                      600,000             573,033
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                   857,000             931,457
----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                             1,187,000           1,311,932
----------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                            920,000             902,294
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,367,689
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.7%
----------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                                                   $    485,000      $      441,350
----------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.8%, 2016 (z)                                                            840,000             825,842
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                 745,000             723,581
----------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015                                                                  960,000             924,000
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                       270,000             257,850
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                        805,000             762,738
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                          770,000             596,750
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                     1,560,000           1,548,300
----------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016                                                                  595,000             600,950
----------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 5.55%, 2012                                                                       450,000             450,324
----------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 6.05%, 2017                                                                       410,000             403,492
----------------------------------------------------------------------------------------------------------------------------
McKesson Corp., 5.7%, 2017                                                                       370,000             354,195
----------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                     675,000             609,188
----------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc., 6.35%, 2016                                                                 710,000             711,325
----------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                         515,000             489,250
----------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                495,000             499,950
----------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                             305,000             275,263
----------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                                          90,000              83,925
----------------------------------------------------------------------------------------------------------------------------
VWR Funding, Inc., 10.25%, 2015 (n)(p)                                                           265,000             248,438
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   10,806,711
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                       $    950,000      $      864,500
----------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                              625,000             715,625
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                455,000             476,613
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                             1,015,000           1,065,750
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                               155,000             151,513
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                          860,000             836,350
----------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                                320,000             342,400
----------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                  860,000             851,280
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,304,031
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 4.6%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2019 - 2035                                                               $  9,718,679      $    9,474,848
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                                           314,074             320,311
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                                           3,641,954           3,627,472
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   13,422,631
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.3%
----------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                          $    560,000      $      518,336
----------------------------------------------------------------------------------------------------------------------------
Inergy LP, 6.875%, 2014                                                                          335,000             311,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      829,886
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.0%
----------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                    $    520,000      $      512,200
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                               1,826,000           1,995,015
----------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                                           940,000             965,850
----------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (n)                                                          449,000             424,305
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6%, 2017                                                       830,000             810,671
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                                             1,516,000           1,460,851
----------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                             679,000             750,725
----------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                              1,140,000           1,140,000
----------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                 325,000             359,125
----------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017                                                                405,000             392,850
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,811,592
----------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                         $    485,000      $      460,750
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       1,623,000           1,691,977
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                            630,000             585,900
----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8%, 2010                                            543,000             580,037
----------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                  465,000             460,350
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                        290,000             304,863
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.5%, 2014                                                                          560,000             548,800
----------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                             248,000             242,516
----------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                            1,090,000           1,153,011
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                  240,000             245,400
----------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7%, 2019                                                                       125,000             112,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,386,104
----------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                   $    595,000      $      541,450
----------------------------------------------------------------------------------------------------------------------------
Bristow Group, Inc., 7.5%, 2017 (n)                                                              140,000             138,600
----------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                         535,000             521,625
----------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (z)                                                 340,000             346,962
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,548,637
----------------------------------------------------------------------------------------------------------------------------
OILS - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Petroleos de Venezuela S.A., 5.25%, 2017                                                    $    765,000      $      571,073
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                       1,290,000           1,331,578
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,902,651
----------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.0%
----------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.26%, 2011 (n)                           $    837,000      $      837,000
----------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                  429,000             436,507
----------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                700,000             730,625
----------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                   841,000             843,102
----------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                                          800,000             808,114
----------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014 (n)                                                666,000             632,700
----------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.25%, 2017 (n)                                                                717,000             675,773
----------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                           126,000             119,603
----------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                 660,000             650,918
----------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                  246,000             233,559
----------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013 (n)                                                              100,000             102,630
----------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                    168,000             156,240
----------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                  526,000             497,070
----------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8.25%, 2037 (n)                                                          366,000             323,910
----------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                     1,120,000           1,128,929
----------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                               648,000             673,728
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,850,408
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                $    359,000      $      344,361
----------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                               572,000             557,700
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      902,061
----------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                           $  1,770,000      $    1,938,327
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.7%
----------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                               $    575,000      $      523,250
----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                 986,000           1,035,300
----------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                         2,295,000           2,174,513
----------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016(n)                                              1,120,000             733,600
----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                               575,000             559,188
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,025,851
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.8%
----------------------------------------------------------------------------------------------------------------------------
ERP Operating LP, 5.75%, 2017                                                               $    630,000      $      610,655
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                      1,790,000           1,807,902
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,418,557
----------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                               $    625,000      $      615,625
----------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                898,000             825,680
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2017 (n)                                                                   335,000             296,475
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,737,780
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 9.25%, 2015 (n)                                                      $    395,000      $      347,600
----------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.5%, 2017 (n)                                                           225,000             177,750
----------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                         210,000             202,650
----------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                             75,000              72,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      800,750
----------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                  $    470,000      $      464,724
----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                        650,000             668,301
----------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                      355,000             339,025
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,472,050
----------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                                     $  1,269,000      $    1,231,610
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                              $    430,000      $      450,962
----------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                         100,000              98,000
----------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                         155,000             151,900
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                       1,545,000           1,432,988
----------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel-Communications, 8.25%, 2016                                                        1,248,000           1,277,915
----------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, 5.375%, 2015                                                               1,080,000           1,030,720
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,442,485
----------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                  $    830,000      $      829,239
----------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.75%, 2017                                                        $  2,100,000      $    2,094,750
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
----------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75%, 2024                                                       $    522,860      $      606,518
----------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)                                                   250,000             162,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      769,018
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                   $    540,000      $      540,000
----------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                               340,000             334,900
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      874,900
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.4%
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                  $  2,541,629      $    2,386,563
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                       808,309             779,474
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                     1,926,222           1,902,461
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                      865,866             823,357
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                       596,630             575,566
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                       730,625             715,407
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,182,828
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 1.6%
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                           $    482,000      $      508,849
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                  160,000             149,600
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2008                                                                427,000             426,867
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008 (f)                                                           1,000,000             984,609
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                          764,930             728,774
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3%, 2012                                                              911,188             935,249
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                          988,667             931,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,665,148
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.0%
----------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                     $    480,000      $      492,000
----------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                          1,672,000           1,882,889
----------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7%, 2017 (n)                                                            1,240,000           1,119,100
----------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                66,000              72,765
----------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     1,489,000           1,541,335
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   857,000             884,245
----------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                         1,200,000           1,268,544
----------------------------------------------------------------------------------------------------------------------------
Intergen N.V., 9%, 2017 (z)                                                                      255,000             251,175
----------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                     315,000             313,110
----------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                       442,000             445,315
----------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.3%, 2011                                                       100,000              98,000
----------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                          585,000             582,075
----------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                 1,480,000           1,428,200
----------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.875%, 2017                                                               700,000             665,000
----------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                           535,106             552,812
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,596,565
----------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS                                                                                                   $  278,092,707
----------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 1.2% (g)(r)
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., Second Lien Term Loan, 1%, 2014 (o)                             $    314,939      $      300,964
----------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., DD Term Loan, 6.86%, 2014                                            $    196,338      $      185,907
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Term Loan, 1%, 2014 (o)                                                  8,922               8,199
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Term Loan B, 1%, 2014 (o)                                              138,788             127,539
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      321,645
----------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.0%
----------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp., Second Lien Term Loan, 1%, 2014 (o)                       $     33,536      $       29,847
----------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Term Loan, 7.36%, 2014                                $     31,369      $       29,783
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Incremental Term Loan, 7.07%, 2013                                           373,710             357,749
----------------------------------------------------------------------------------------------------------------------------
Mediacom Illinois LLC, Term Loan A, 6.84%, 2012                                                  337,404             324,119
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      711,651
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan B, 7.11%, 2014                                                       $    345,418      $      326,420
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Jarden Corp., Term Loan, 1%, 2008 (o)                                                       $    134,320      $      130,682
----------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., Term Loan B, 6.86%, 2014                                                    $    277,425      $      266,241
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., DD Term Loan, 1%, 2014 (o)                                  $     17,677      $       16,802
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Term Loan B, 1%, 2012 (o)                                        266,730             253,527
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7%, 2012 (o)                                                             177,508             170,646
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      440,975
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.0%
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan, 6.82%, 2014                                                 $     94,897      $       90,508
----------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., A, Credit Linked Deposit, 7.07%, 2012                     $    149,848      $      142,870
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan, 7.08%, 2012                                         261,902             250,608
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      393,478
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan B, 7.63%, 2013                                             $    385,174      $      357,730
----------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                   $    3,370,141
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
----------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT                                                                   2,725      $       67,853
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 5.35%, due 8/01/07 (t)(y)                                               $  8,055,000      $    8,055,000
----------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.0%
----------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)                    1,250,000      $            0
----------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                        $  289,585,701
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                              3,267,260
----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                         $  292,852,961
----------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $268,182,655 and 92.61% of market value. An independent pricing service provided an evaluated bid for 91.28% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,916,132, representing 15.0% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                     ACQUISITION       ACQUISITION            CURRENT  TOTAL % OF
RESTRICTED SECURITIES                                                    DATE             COST           MARKET VALUE  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037                                        5/14/2002         $809,943           $1,023,937
Asset Securitization Corp., FRN, 8.356%, 2029                         1/25/2005         1,505,535             838,826
Atlas Copco AB, 5.6%, 2017                                            5/15/2007         1,469,339           1,427,386
BNP Paribas, 7.195% to 2037, FRN to 2049                              6/18/2007          600,000              573,033
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%,
2040                                                                   3/1/2006          674,286              674,284
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012                    3/8/2005          800,000              808,114
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011              3/8/2007         1,140,616           1,112,243
Capmark Financial Group, Inc., 6.3%, 2017                              5/3/2007         1,048,310             930,118
Cardinal Health, Inc., 5.8%, 2016                                     7/10/2007          810,667              825,842
Chase Commercial Mortgage Securities Corp., 6.6%, 2029                 6/7/2000         2,970,648           3,704,695
DLJ Commercial Mortgage Corp., 6.04%, 2031                            7/23/2004          541,600              552,764
Falcon Franchise Loan LLC, 6.5%, 2014                                 7/15/2005          607,195              625,215
Falcon Franchise Loan LLC, FRN, 3.776%, 2025                          1/29/2003          723,535              494,765
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033           11/17/2000        1,368,979           1,755,520
Intergen N.V., 9%, 2017                                               7/23/2007          252,932              251,175
LBI Media, Inc., 8.5%, 2017                                           7/18/2007          295,050              291,000
Prudential Securities Secured Financing Corp., FRN, 7.312%,
2013                                                                  12/6/2004          971,421              915,804
Salomon Brothers Mortgage Securities, Inc., FRN, 7.084%, 2012          1/7/2005         2,067,961           1,910,392
Weatherford International, Inc., 6.35%, 2017                          6/14/2007          339,728              346,962
ZFS Finance USA Trust V, FRN, 6.5%, 2037                               5/3/2007         1,082,871           1,011,380
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                               $20,073,455       6.9%
                                                                                                          =======================

The following abbreviations are used in this report and are defined:

CDO Collateralized Debt Obligation
CLN Credit-Linked Note
CLO Collateralized Loan Obligation
FRN Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD Australian Dollar
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
SGD Singapore Dollar
ZAR South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC INCOME FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

Aggregate Cost                                  $295,951,301
                                                ============
Gross unrealized appreciation                     $3,347,803
Gross unrealized depreciation                     (9,713,403)
                                                ------------
Net unrealized appreciation (depreciation)      $ (6,365,600)
                                                =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 7/31/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                          NET UNREALIZED
                  CONTRACTS TO      SETTLEMENT                            CONTRACTS         APPRECIATION
TYPE   CURRENCY  DELIVER/RECEIVE    DATE RANGE       IN EXCHANGE FOR       AT VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
APPRECIATION
------------

   BUY       AUD        231,263       08/03/2007          $   194,243       $   198,012     $      3,769
   SELL           CAD 1,450,395       09/17/2007            1,380,792         1,363,409           17,383
   BUY            EUR       362       09/17/2007                  487               497               10
   SELL      MXN      5,200,000       08/06/2007              482,196           474,429            7,767
   SELL      MYR      1,298,878       08/13/2007              380,000           376,236            3,764
   BUY       PLN      1,349,934       08/31/2007              479,700           487,732            8,032
   BUY       SGD        935,725       08/06/2007              614,396           617,618            3,222
   SELL      ZAR      2,270,312       08/30/2007              320,824           317,038            3,786
                                                                                            ------------
                                                                                            $     47,733
                                                                                            ============

DEPRECIATION
------------

  Sell       AUD        230,715       08/03/2007          $   189,371       $    197,542    $     (8,171)
  Sell            DKK 2,771,029       08/13/2007              498,792            510,061         (11,269)
   Buy            EUR 1,271,137       09/19/2007            1,757,246          1,743,038         (14,208)
  Sell            EUR 5,494,742  09/17/2007-09/19/2007      7,335,126          7,534,595        (199,469)
   Buy            GBP    81,708       09/19/2007              167,655            166,129          (1,526)
  Sell            GBP 1,080,878       09/19/2007            2,131,653          2,197,653         (66,000)
  Sell       JPY    283,563,685       09/18/2007            2,333,585          2,402,083         (68,498)
   Buy       MXN      5,253,329       08/06/2007              487,286            479,295          (7,991)
   Buy       MYR      2,307,710       08/13/2007              670,456            668,456          (2,000)
   Buy       PEN      1,418,175       08/16/2007              450,000            448,975          (1,025)
  Sell       PEN      1,353,840       08/16/2007              427,753            428,606            (853)
   Buy       ZAR      2,270,313       08/30/2007              330,102            317,038         (13,064)
                                                                                            ------------
                                                                                            $   (394,074)
                                                                                            ============

FUTURES CONTRACTS OUTSTANDING AT 7/31/07

                                                                                                    UNREALIZED
                                                                               EXPIRATION          APPRECIATION
DESCRIPTION                      CONTRACTS                 VALUE                   DATE           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond 30 yr (Short)     42               $ 4,622,625               Sep-07             $ (52,835)
U.S. Treasury Note 5 yr (Long)       29                 3,058,594               Sep-07                20,207
U.S. Treasury Note 10 yr (Short)    125                13,427,734               Sep-07              (112,687)
------------------------------------------------------------------------------------------------------------
                                                                                                   $(145,315)
                                                                                                   =========

SWAP AGREEMENTS AT 7/31/07

                                                                                                                       UNREALIZED
                     NOTIONAL                                                CASH FLOWS           CASH FLOWS          APPRECIATION
EXPIRATION            AMOUNT         COUNTERPARTY                            TO RECEIVE             TO PAY           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09    USD        100,000      JPMorgan Chase Bank                     4.8% (fixed rate)          (1)                 (3,156)
6/20/09    USD        300,000      JPMorgan Chase Bank                     4.1% (fixed rate)          (1)                (12,958)
9/20/10    USD      1,130,000      Merrill Lynch International                  (2)            0.68% (fixed rate)         16,907
4/20/12    USD        770,000      Morgan Stanley Capital Services Inc.         (3)            2.08% (fixed  rate)        52,680
9/20/17    USD        760,000      Goldman Sachs International                  (4)           0.2125% (fixed rate)         2,494
3/20/17    USD      1,330,000      JPMorgan Chase Bank                     0.49% (fixed rate)         (5)                 (7,811)
                                                                                                                        --------
                                                                                                                        $ 48,156
                                                                                                                        ========

(1) Fund to pay notional amount upon a defined credit default event by Abitibi Consolidated, Inc., 8.375%, 4/1/15.
(2) Fund to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/1/13.
(3) Fund to receive notional amount upon a defined credit default event by The Republic of Argentina, 8.28%, 12/31/33.
(4) Fund to receive notional amount upon a defined credit default event by United Parcel Service Inc., 8.375%, 4/1/30.
(5) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%, 7/15/11.

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS
Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2007, are as follows:


---------------------------------
United States               66.2%
---------------------------------
Japan                        4.2%
---------------------------------
Russia                       3.3%
---------------------------------
Netherlands                  2.9%
---------------------------------
Germany                      2.8%
---------------------------------
France                       2.2%
---------------------------------
Mexico                       1.9%
---------------------------------
Canada                       1.9%
---------------------------------
Brazil                       1.5%
---------------------------------
Other Countries             13.1%
---------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) GLOBAL GROWTH FUND


7/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                              SHARES/PAR                VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                  40,060           $    2,752,120
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                               51,720                3,774,006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,526,126
-----------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A                                                                       12,508           $    2,622,900
-----------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Billabong International                                                                125,853           $    1,733,782
-----------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                         950,200                3,313,139
-----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                    67,250                7,519,606
-----------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                         56,160                3,170,232
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   15,736,759
-----------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Continental AG                                                                          19,992           $    2,863,530
-----------------------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                                           2,075,000                4,152,248
-----------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                                 88,900                4,017,488
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   11,033,266
-----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                         68,390           $    3,675,279
-----------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                       38,280                2,414,320
-----------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                  25,250                1,984,903
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    8,074,502
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.3%
-----------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                              815           $    1,643,552
-----------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                          79,897                2,675,207
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                         98,530                3,251,490
-----------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                          365,780                5,250,063
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   12,820,312
-----------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                           203,000           $    2,145,186
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                26,240                3,342,189
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                               16,570                3,120,794
-----------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                58,595                4,092,260
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                          47,310                3,021,690
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   15,722,119
-----------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.2%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                     92,000           $    3,875,960
-----------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                         63,200                2,287,208
-----------------------------------------------------------------------------------------------------------------------
Capita Group PLC                                                                       129,560                1,890,630
-----------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                   49,060                1,834,844
-----------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                     133,290                2,641,523
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   12,530,165
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.4%
-----------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                  39,220           $    3,487,442
-----------------------------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries                                                             323,640                2,376,653
-----------------------------------------------------------------------------------------------------------------------
Wacker Chemie AG                                                                        14,760                3,593,221
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    9,457,316
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.3%
-----------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                 57,220           $    2,305,394
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                       162,630                3,109,486
-----------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                  66,890                3,583,218
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    8,998,098
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                           468,000           $    3,093,499
-----------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                                  463,970                3,567,667
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,661,166
-----------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                              24,840           $    3,123,142
-----------------------------------------------------------------------------------------------------------------------
Smiths Group PLC                                                                        98,458                2,089,995
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    5,213,137
-----------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.7%
-----------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                     116,040           $    2,729,261
-----------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                              106,000                2,913,954
-----------------------------------------------------------------------------------------------------------------------
L'Oreal S.A                                                                             23,610                2,700,476
-----------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                    76,100                4,707,546
-----------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                   93,740                5,027,631
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   18,078,868
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.3%
-----------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                           10,800           $    2,316,802
-----------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                            112,300                2,978,771
-----------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                                  26,907                3,606,102
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    8,901,675
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.1%
-----------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                       787,500           $    2,342,016
-----------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                             54,700                2,898,001
-----------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                            42,500                5,238,958
-----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                            256,470                6,057,821
-----------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                      102,740                1,849,320
-----------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                            71,900                1,868,681
-----------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                         124,000                1,936,223
-----------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                          125,700                5,069,019
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   27,260,039
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                  101,080           $    1,851,884
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.5%
-----------------------------------------------------------------------------------------------------------------------
BG Group PLC                                                                           183,850           $    3,006,846
-----------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR (l)                                                                    66,800                2,877,942
-----------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                           57,820                3,752,518
-----------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                               99,880                7,904,553
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   17,541,859
-----------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                              13,305           $    5,080,694
-----------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                           42,320                2,777,038
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    7,857,732
-----------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                              399,409           $    3,285,285
-----------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                          47,280           $    2,989,042
-----------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
-----------------------------------------------------------------------------------------------------------------------
International Game Technology                                                           47,930           $    1,692,888
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                             65,680           $    3,423,242
-----------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                           50,340                1,536,377
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    4,959,619
-----------------------------------------------------------------------------------------------------------------------
INTERNET - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                    6,210           $    3,167,100
-----------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 4.3%
-----------------------------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                                           79,090           $    3,365,280
-----------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                          48,660                3,668,145
-----------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                 112,290                3,683,323
-----------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                      34,440                2,308,513
-----------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A                                                              417,210                3,521,192
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   16,546,453
-----------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                       54,260           $    1,640,280
-----------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                            149,710                1,968,687
-----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                         60,010                3,040,707
-----------------------------------------------------------------------------------------------------------------------
ResMed, Inc. (a)(l)                                                                     57,480                2,470,490
-----------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                           19,300                2,244,355
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   11,364,519
-----------------------------------------------------------------------------------------------------------------------
METALS & MINING - 4.0%
-----------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                      59,950           $    3,446,225
-----------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                                      255,370                8,168,732
-----------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (l)                                                     78,270                3,836,013
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   15,450,970
-----------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                176,280           $    5,096,255
-----------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                              52,810                1,754,348
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,850,603
-----------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                                            61,130           $    2,267,923
-----------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                         53,420                1,924,188
-----------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (l)                                                                   78,900                3,800,613
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    7,992,724
-----------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.4%
-----------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                        173,690           $    3,318,272
-----------------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                           189,500                2,678,679
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                    60,480                3,540,499
-----------------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                         135,340                2,366,608
-----------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                                        238,000                2,006,116
-----------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                      508,981                9,465,600
-----------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                  94,441                5,236,827
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   28,612,601
-----------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                             87,000           $    2,465,580
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.4%
-----------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                31,540           $    2,225,396
-----------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                    166,290                4,246,296
-----------------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.                                                      59,600                1,709,487
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                       75,670                3,757,016
-----------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                            110,880                5,986,958
-----------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                        37,230                6,590,071
-----------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR (l)                                            92,060                3,868,361
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   28,383,585
-----------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.5%
-----------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A                                                                       27,837           $    3,593,249
-----------------------------------------------------------------------------------------------------------------------
Linde AG (l)                                                                            31,680                3,727,730
-----------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                           51,960                3,981,175
-----------------------------------------------------------------------------------------------------------------------
Symrise AG (a)                                                                          78,091                2,204,566
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   13,506,720
-----------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                       87,200           $    2,442,472
-----------------------------------------------------------------------------------------------------------------------
PetSmart, Inc. (l)                                                                      56,140                1,815,006
-----------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                           93,280                2,147,306
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,404,784
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.1%
-----------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                      369,000           $    4,243,745
-----------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding (S.A.E.)                                                       286,577                3,867,693
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    8,111,438
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.9%
-----------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                                      3,477,500           $    4,177,809
-----------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                         250,220                5,845,229
-----------------------------------------------------------------------------------------------------------------------
Telenor A.S.A                                                                          177,200                3,237,105
-----------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                             32,620                1,820,459
-----------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                            200                   11,007
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   15,091,609
-----------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.7%
-----------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                             25,970           $    2,875,918
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.0%
-----------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                  73,650           $    3,868,756
-----------------------------------------------------------------------------------------------------------------------
Tenaga Nasional Berhad                                                               1,254,000                3,950,914
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    7,819,670
-----------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                    $ 384,459,031
-----------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.0%
-----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc. Repurchase Agreement, 5.29%,
dated 7/31/07, due 8/01/07, total to be received $15,442,042
(secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in an individually traded
account), at Net Asset Value                                                        15,439,773           $   15,439,773
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 1.1%
-----------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%, at Net Asset Value              $   3,999,065           $    3,999,065
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                   $  403,897,869
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.7)%                                                                     (18,002,543)
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                    $  385,895,326
-----------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of July 31, 2007, the fund had 61 securities that were fair valued, aggregating $218,871,271 and 54.19% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL GROWTH FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on federal income tax basis, are as follows:


Aggregate Cost                                  $ 353,321,372
                                                =============
Gross unrealized appreciation                   $  60,743,779
Gross unrealized depreciation                     (10,167,282)
                                                -------------
Net unrealized appreciation (depreciation)      $  50,576,497
                                                =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2007, are as follows:

----------------------------------
United States                32.2%
----------------------------------
United Kingdom               12.0%
----------------------------------
Japan                         9.2%
----------------------------------
France                        7.9%
----------------------------------
Switzerland                   7.6%
----------------------------------
Germany                       5.5%
----------------------------------
Brazil                        2.7%
----------------------------------
Australia                     2.6%
----------------------------------
Indonesia                     2.2%
----------------------------------
Other Countries              18.1%
----------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 13, 2007
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
      ------------------


* Print name and title of each signing officer under his or her signature.